Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets [Abstract]
Schedule of Changes in the Carrying Value of Goodwill

The changes in the carrying value of goodwill were as follows:

in thousands	Total
Balance as of December 31, 2025	$—
Acquisitions	63,245
Measurement period adjustment	—
Foreign currency translation	(3,184)
Balance as of March 31, 2026	$60,061
Acquisitions	—
Measurement period adjustment	250
Foreign currency translation	(1,401)
Balance as of June 30, 2026	$58,909

Schedule of Intangible Assets are Amortized Over their Estimated Useful Lives

Identifiable intangible assets as of June 30, 2026 consisted of the following:

in thousands	Weighted Average Amortization Period	June 30, 2026
Cost:
Developed technology	15 years	$5,810
Customer relationships	13 years	739
Software	5 years	23
Total intangible assets		6,572
Accumulated amortization:
Developed technology		(187)
Customer relationships		(30)
Software		(8)
Total accumulated amortization		(225)
Total intangible assets, net		$6,347